PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 23.9%
Australia : 0.4%
12,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 $ 12,053
0.0
8,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 8,114
0.0
3,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 3,011
0.0
25,000
(1)
CIMIC Finance Ltd.,
6.000%,
04/22/2036 24,567
0.1
12,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 11,776
0.0
271,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 239,297
0.3
9,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 8,997
0.0
12,000  Woodside Finance
Ltd., 5.700%,
05/19/2032 12,240
0.0
320,055
0.4
Belgium : 0.0%
8,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 7,320
0.0
Canada : 1.3%
25,000
(1)
1011778 BC ULC /
New Red Finance,
Inc., 4.000%,
10/15/2030 23,508
0.0
14,000
(2)
Bank of Montreal,
4.640%,
09/10/2030 13,903
0.0
15,000
(2)
Bank of Nova Scotia,
4.904%,
06/05/2032 14,809
0.0
30,000
(1)
Bombardier, Inc.,
7.250%,
07/01/2031 31,285
0.1
29,000  Canadian National
Railway Co., 4.200%,
03/12/2031 28,179
0.1
17,000  Canadian National
Railway Co., 4.750%,
11/12/2035 16,399
0.0
25,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 24,873
0.0
5,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 4,720
0.0
20,000
(1)
Capstone Copper
Corp., 6.750%,
03/31/2033 20,120
0.0
30,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 29,922
0.1
11,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 10,995
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
20,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 $ 20,112
0.0
37,000
(1)
Fairfax Financial
Holdings Ltd., 6.200%,
06/08/2056 35,040
0.1
238,000
(1)(3)
Federation des
Caisses Desjardins
du Quebec, 5.250%,
04/26/2029 240,726
0.3
31,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 30,922
0.1
253,000  National Bank of
Canada, 5.600%,
12/18/2028 258,283
0.3
25,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 25,219
0.0
80,000
(1)
NOVA Chemicals
Corp., 7.000%,
12/01/2031 83,966
0.1
1,000  Nutrien Ltd., 5.875%,
12/01/2036 1,012
0.0
45,000
(1)(3)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 39,733
0.1
10,000
(2)
Royal Bank of
Canada, 4.612%,
05/03/2032 9,803
0.0
12,000
(2)
Royal Bank of
Canada, 4.650%,
10/18/2030 11,909
0.0
5,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 5,013
0.0
8,000
(2)
Royal Bank of
Canada, 5.153%,
02/04/2031 8,033
0.0
9,000  Royal Bank of
Canada, 5.200%,
08/01/2028 9,116
0.0
9,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 9,104
0.0
11,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 11,181
0.0
14,000
(2)
TransCanada
PipeLines Ltd.,
7.000%,
06/01/2065 14,373
0.0
25,000
(1)
WSP Global, Inc.,
5.039%,
09/18/2031 24,650
0.0
1,056,908
1.3
Chile : 0.5%
200,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 210,252
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile: (continued)
200,000
(1)(2)
Sociedad Quimica y
Minera de Chile SA,
5.625%,
04/22/2056 $ 194,000
0.2
404,252
0.5
Colombia : 0.1%
70,000  Ecopetrol SA, 8.375%,
01/19/2036 73,946
0.1
Germany : 1.2%
5,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 5,003
0.0
175,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 177,956
0.2
150,000
(1)
Mercedes-Benz
Finance North
America LLC, 4.800%,
08/01/2029 149,512
0.2
215,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 216,115
0.3
205,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 205,885
0.2
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 209,015
0.3
963,486
1.2
Japan : 0.1%
26,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 25,659
0.1
14,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 13,762
0.0
18,000  Sony Group Corp.,
5.089%,
06/30/2036 17,576
0.0
25,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.334%,
03/03/2041 23,881
0.0
25,000  Toyota Motor Corp.,
4.450%,
06/30/2030 24,712
0.0
105,590
0.1
Mexico : 0.8%
200,000
(1)(2)
Cemex SAB de CV,
7.200%,
12/31/2199 206,400
0.3
200,000
(1)
COX Asset Mexico
SA de CV, 7.125%,
01/08/2032 199,278
0.3
200,000
(1)
Esentia Energy
Development SAB
de CV, 6.125%,
07/30/2033 196,680
0.2
602,358
0.8
Morocco : 0.2%
200,000
(1)(2)
OCP SA, 6.741%,
07/22/2175 196,700
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Netherlands : 0.4%
355,000
(2)
ING Groep NV VAR,
4.803%,
03/23/2032 $ 348,900
0.4
Norway : 0.2%
53,000  Equinor ASA, 4.500%,
09/03/2030 52,591
0.1
80,000  Equinor ASA, 4.750%,
11/14/2035 76,544
0.1
129,135
0.2
Panama : 0.3%
200,000
(1)
Generadora de
Gatun SA, 6.874%,
09/30/2044 200,600
0.3
Peru : 0.4%
80,000
(1)(2)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 81,520
0.1
200,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 7.750%,
11/05/2038 214,645
0.3
40,000
(1)(3)
Intercorp Peru Ltd.,
5.600%,
07/16/2033 39,840
0.0
336,005
0.4
Saudi Arabia : 0.2%
200,000
(1)
Green Palm Bidco
Sarl, 5.957%,
06/30/2041 196,243
0.2
South Africa : 0.3%
200,000
(1)
Bidvest Group
UK PLC, 6.200%,
09/17/2032 201,625
0.3
South Korea : 0.3%
200,000
(1)
LG Energy Solution
Ltd., 5.875%,
04/02/2036 196,852
0.3
Switzerland : 0.6%
200,000
(1)(2)
UBS Group AG,
4.751%,
05/12/2028 200,254
0.3
250,000
(1)(2)
UBS Group AG,
4.844%,
11/06/2033 242,566
0.3
442,820
0.6
United Kingdom : 1.6%
14,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 14,055
0.0
205,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 207,016
0.3
4,000  BAT Capital Corp.,
4.390%,
08/15/2037 3,577
0.0
3,000  BAT Capital Corp.,
5.834%,
02/20/2031 3,095
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Kingdom: (continued)
220,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 $ 223,068
0.3
200,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 203,446
0.3
200,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 211,130
0.3
200,000
(1)
LSEG US Fin Corp.,
5.297%,
03/28/2034 198,297
0.2
200,000
(2)
NatWest Group PLC,
5.076%,
01/27/2030 200,675
0.2
1,264,359
1.6
United States : 15.0%
6,000
(3)
3M Co., 5.150%,
03/15/2035 5,933
0.0
20,000  Abbott Laboratories,
5.500%,
03/15/2056 18,652
0.0
10,000  Abbott Laboratories,
5.600%,
03/15/2066 9,299
0.0
20,000  AbbVie, Inc., 3.200%,
11/21/2029 19,070
0.0
9,000  AbbVie, Inc., 4.650%,
03/15/2028 9,027
0.0
4,000  AbbVie, Inc., 5.550%,
03/15/2056 3,735
0.0
26,000  AbbVie, Inc., 5.650%,
03/15/2066 24,191
0.0
21,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 20,233
0.0
25,000
(1)
Acrisure LLC /
Acrisure Finance, Inc.,
7.500%,
11/06/2030 24,198
0.0
14,000  Adobe, Inc., 4.950%,
01/17/2030 14,076
0.0
3,000  Adobe, Inc., 4.950%,
04/04/2034 2,935
0.0
30,000
(1)(3)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 30,988
0.1
16,000  AEP Texas, Inc.,
5.450%,
05/15/2029 16,256
0.0
3,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 2,968
0.0
12,000  AES Corp., 5.800%,
03/15/2032 12,068
0.0
9,000  AGCO Corp., 5.450%,
03/21/2027 9,039
0.0
8,000  Air Lease Corp.,
5.200%,
07/15/2031 7,949
0.0
2,000  Alabama Power Co.,
5.850%,
11/15/2033 2,071
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
30,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 $ 27,930
0.1
25,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 25,010
0.1
20,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 20,780
0.0
25,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 25,233
0.1
40,000  Alphabet, Inc.,
4.400%,
02/15/2033 38,382
0.1
19,000  Alphabet, Inc.,
4.700%,
11/15/2035 18,097
0.0
15,000  Alphabet, Inc.,
4.800%,
02/15/2036 14,398
0.0
19,000  Alphabet, Inc.,
5.450%,
11/15/2055 16,898
0.0
12,000  Alphabet, Inc.,
5.700%,
11/15/2075 10,640
0.0
18,000  Alphabet, Inc.,
5.750%,
02/15/2066 16,338
0.0
12,000  Altria Group, Inc.,
6.200%,
11/01/2028 12,374
0.0
27,000  Amazon.com, Inc.,
4.250%,
03/13/2031 26,199
0.1
14,000  Amazon.com, Inc.,
4.350%,
03/20/2033 13,373
0.0
39,000  Amazon.com, Inc.,
4.550%,
03/13/2033 37,690
0.1
18,000  Amazon.com, Inc.,
4.650%,
11/20/2035 16,967
0.0
40,000  Amazon.com, Inc.,
5.100%,
07/09/2033 39,640
0.1
10,000  Amazon.com, Inc.,
5.450%,
11/20/2055 8,772
0.0
26,000  Amazon.com, Inc.,
5.550%,
11/20/2065 22,521
0.0
26,000  Amazon.com, Inc.,
5.650%,
03/13/2046 24,334
0.0
20,000  Amazon.com, Inc.,
5.800%,
03/13/2056 18,403
0.0
19,000  Amazon.com, Inc.,
6.050%,
03/13/2076 17,582
0.0
15,000  Amazon.com, Inc.,
6.100%,
07/09/2056 14,416
0.0
40,000  Amazon.com, Inc.,
6.250%,
07/09/2066 38,369
0.1
5,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 5,080
0.0
25,000
(1)
Amentum Escrow
Corp., 7.250%,
08/01/2032 25,705
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
9,000  Ameren Corp.,
1.750%,
03/15/2028 $ 8,591
0.0
7,000  Ameren Corp.,
5.000%,
01/15/2029 7,038
0.0
7,343  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 7,239
0.0
31,420  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 27,859
0.1
30,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 29,563
0.1
2,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 2,043
0.0
5,000
(2)(3)
American Express
Co., 4.456%,
02/10/2032 4,888
0.0
7,000
(2)
American Express
Co., 5.085%,
01/30/2031 7,034
0.0
12,000
(2)
American Express
Co., 5.098%,
02/16/2028 12,042
0.0
2,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 1,838
0.0
14,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 14,026
0.0
16,000  American Honda
Finance Corp.,
5.150%,
07/09/2032 15,883
0.0
8,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 8,164
0.0
11,000  American International
Group, Inc., 3.400%,
06/30/2030 10,403
0.0
85,000  American Tower Corp.,
2.750%,
01/15/2027 84,375
0.1
10,000  American Tower Corp.,
3.650%,
03/15/2027 9,958
0.0
7,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 6,196
0.0
9,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 9,212
0.0
20,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 20,609
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
40,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 $ 40,737
0.1
5,000  Aon North America,
Inc., 5.125%,
03/01/2027 5,018
0.0
13,000  Aon North America,
Inc., 5.150%,
03/01/2029 13,109
0.0
12,000  AppLovin Corp.,
5.125%,
12/01/2029 12,017
0.0
18,000  AppLovin Corp.,
5.375%,
12/01/2031 18,027
0.0
25,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 25,799
0.1
16,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 16,056
0.0
32,000  Assurant, Inc.,
5.550%,
02/15/2036 31,291
0.1
12,000  AT&T, Inc., 4.550%,
11/01/2032 11,536
0.0
25,000  AT&T, Inc., 4.900%,
11/01/2035 23,567
0.0
12,000  AT&T, Inc., 6.050%,
08/15/2056 10,867
0.0
15,000  AT&T, Inc., 6.200%,
10/30/2056 13,897
0.0
25,000  AT&T, Inc., 6.300%,
10/30/2066 23,043
0.0
19,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 18,846
0.0
5,000  AutoZone, Inc.,
6.250%,
11/01/2028 5,160
0.0
12,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 11,437
0.0
27,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 23,635
0.0
17,000
(2)
Bank of America
Corp., 2.551%,
02/04/2028 16,835
0.0
12,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 10,583
0.0
17,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 15,600
0.0
21,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 18,842
0.0
19,000
(2)
Bank of America
Corp., 2.972%,
02/04/2033 16,962
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
43,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 $ 42,282
0.1
13,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 12,877
0.0
4,000
(2)
Bank of America
Corp., 3.970%,
03/05/2029 3,954
0.0
5,000
(2)
Bank of America
Corp., 4.456%,
02/06/2032 4,866
0.0
9,000
(2)
Bank of America
Corp., 4.477%,
04/23/2030 8,903
0.0
150,000
(2)
Bank of America
Corp., 5.489%,
04/23/2037 146,190
0.2
4,000
(2)
Bank of America
Corp., 5.511%,
01/24/2036 4,003
0.0
9,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 9,259
0.0
40,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 39,589
0.1
14,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 14,013
0.0
169,000  Berry Global, Inc.,
1.650%,
01/15/2027 166,911
0.2
48,000  Black Hills Corp.,
4.550%,
01/31/2031 46,838
0.1
4,000  Black Hills Corp.,
6.000%,
01/15/2035 4,073
0.0
11,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 9,393
0.0
3,000  Boeing Co., 5.930%,
05/01/2060 2,803
0.0
20,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 19,497
0.0
3,000
(3)
BorgWarner, Inc.,
5.400%,
08/15/2034 2,985
0.0
6,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 6,083
0.0
1,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 982
0.0
1,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 984
0.0
10,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 10,000
0.0
30,000
(1)
Brink's Co., 6.750%,
06/15/2032 30,651
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
5,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 $ 5,054
0.0
14,000  Broadcom, Inc.,
3.187%,
11/15/2036 11,144
0.0
6,000  Broadcom, Inc.,
4.800%,
10/15/2034 5,663
0.0
17,000  Broadcom, Inc.,
4.900%,
07/15/2032 16,624
0.0
7,000  Broadcom, Inc.,
5.050%,
04/15/2030 6,985
0.0
4,000  Broadcom, Inc.,
5.200%,
04/15/2032 3,982
0.0
17,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 16,850
0.0
20,000
(1)
CACI International,
Inc., 6.375%,
06/15/2033 20,173
0.0
12,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 11,827
0.0
14,000  Camden Property
Trust, 5.850%,
11/03/2026 14,040
0.0
10,000  Campbell Soup Co.,
2.375%,
04/24/2030 9,034
0.0
26,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 26,036
0.1
5,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 4,363
0.0
4,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 3,634
0.0
8,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 6,979
0.0
5,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 4,978
0.0
4,000  Carrier Global Corp.,
2.722%,
02/15/2030 3,719
0.0
9,000  Caterpillar Financial
Services Corp.,
4.700%,
11/15/2029 9,032
0.0
12,000
(3)
Caterpillar, Inc.,
5.200%,
05/15/2035 12,020
0.0
65,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 56,098
0.1
8,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 7,927
0.0
4,000  Cencora, Inc., 5.125%,
02/15/2034 3,951
0.0
65,000  Centene Corp.,
3.000%,
10/15/2030 58,463
0.1
6,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 6,094
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 $ 8,319
0.0
8,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 7,006
0.0
5,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 4,946
0.0
20,000
(1)
Chemours Co.,
7.875%,
03/15/2034 19,480
0.0
6,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 5,936
0.0
35,000
(1)
CHPE LLC, 5.875%,
06/29/2046 33,756
0.1
25,000
(1)
CHS/Community
Health Systems, Inc.,
5.250%,
05/15/2030 23,102
0.0
15,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 14,495
0.0
27,000  Cigna Group, 2.375%,
03/15/2031 24,136
0.0
63,000  Cigna Group, 3.050%,
10/15/2027 61,990
0.1
27,000  Cigna Group, 5.250%,
01/15/2036 26,487
0.1
4,000  Cigna Group, 5.400%,
03/15/2033 4,040
0.0
25,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 25,650
0.1
17,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 17,007
0.0
4,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 3,965
0.0
5,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 4,947
0.0
42,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 41,129
0.1
35,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 35,444
0.1
40,000
(1)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 37,871
0.1
20,000  CME Group, Inc.,
4.400%,
03/15/2030 19,784
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 $ 15,085
0.0
16,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 16,211
0.0
17,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 17,185
0.0
20,000
(1)
CNX Resources Corp.,
7.250%,
03/01/2032 20,582
0.0
12,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 12,168
0.0
7,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 6,934
0.0
8,000  Comcast Corp.,
1.950%,
01/15/2031 6,991
0.0
9,000  Comcast Corp.,
3.750%,
04/01/2040 6,911
0.0
4,000  Comcast Corp.,
4.250%,
01/15/2033 3,743
0.0
3,000
(3)
Comcast Corp.,
5.300%,
05/15/2035 2,929
0.0
25,000
(1)
Commercial Metals
Co., 6.000%,
12/15/2035 24,588
0.1
27,000  Constellation Energy
Generation LLC,
5.300%,
06/01/2036 26,245
0.1
60,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 59,660
0.1
5,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 4,643
0.0
8,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 8,239
0.0
20,000
(1)(3)
CoreWeave, Inc.,
9.250%,
06/01/2030 18,712
0.0
20,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 20,226
0.0
7,000  Crown Castle, Inc.,
2.900%,
03/15/2027 6,936
0.0
11,000  Crown Castle, Inc.,
3.300%,
07/01/2030 10,272
0.0
4,000  Crown Castle, Inc.,
4.800%,
09/01/2028 4,001
0.0
11,000  Crown Castle, Inc.,
4.900%,
09/01/2029 10,972
0.0
8,000  Crown Castle, Inc.,
5.600%,
06/01/2029 8,136
0.0
4,000  Crown Castle, Inc.,
5.800%,
03/01/2034 4,032
0.0
12,000  Cummins, Inc.,
1.500%,
09/01/2030 10,573
0.0
5,000  CVS Health Corp.,
1.750%,
08/21/2030 4,410
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
40,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 $ 38,580
0.1
11,000  Deere & Co., 3.100%,
04/15/2030 10,404
0.0
35,000
(1)
Delek Logistics
Partners L.P. / Delek
Logistics Finance
Corp., 6.875%,
06/01/2034 35,184
0.1
20,000
(1)
Delek Logistics
Partners L.P. / Delek
Logistics Finance
Corp., 8.625%,
03/15/2029 20,764
0.0
8,000  Devon Energy Corp.,
5.200%,
09/15/2034 7,873
0.0
40,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 40,775
0.1
3,000  Dollar General Corp.,
3.500%,
04/03/2030 2,844
0.0
29,000  DTE Electric Co.,
2.250%,
03/01/2030 26,593
0.1
5,000  DTE Energy Co.,
4.950%,
07/01/2027 5,020
0.0
12,000  DTE Energy Co.,
5.200%,
04/01/2030 12,080
0.0
20,000  Duke Energy
Carolinas LLC,
5.150%,
06/15/2036 19,546
0.0
17,000  Duke Energy
Carolinas LLC,
5.750%,
06/15/2056 16,119
0.0
7,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 6,174
0.0
4,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 4,154
0.0
12,000  Elevance Health, Inc.,
4.600%,
09/15/2032 11,649
0.0
16,000  Elevance Health, Inc.,
4.950%,
11/01/2031 15,926
0.0
9,000  Elevance Health, Inc.,
5.200%,
02/15/2035 8,863
0.0
3,000  Eli Lilly & Co., 4.700%,
02/09/2034 2,936
0.0
20,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 15,457
0.0
40,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 40,706
0.1
30,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 28,912
0.1
11,000  Energy Transfer L.P.,
3.750%,
05/15/2030 10,533
0.0
8,000  Energy Transfer L.P.,
5.200%,
04/01/2030 8,058
0.0
17,000  Entergy Corp.,
2.800%,
06/15/2030 15,697
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
4,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 $ 3,941
0.0
5,000  Enterprise Products
Operating LLC,
4.950%,
02/15/2035 4,876
0.0
24,000  EOG Resources, Inc.,
5.000%,
07/15/2032 23,931
0.0
11,000  Equifax, Inc., 3.100%,
05/15/2030 10,250
0.0
20,000
(1)
EquipmentShare.
com, Inc., 7.125%,
07/01/2034 19,128
0.0
17,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 16,937
0.0
29,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 26,800
0.1
4,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 3,993
0.0
5,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 4,939
0.0
4,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 4,158
0.0
11,000  Eversource Energy,
2.550%,
03/15/2031 9,868
0.0
17,000  Eversource Energy,
2.900%,
03/01/2027 16,859
0.0
4,000  Eversource Energy,
5.125%,
05/15/2033 3,945
0.0
9,000  Eversource Energy,
5.450%,
03/01/2028 9,099
0.0
12,000  Eversource Energy,
5.950%,
02/01/2029 12,312
0.0
14,000  Eversource Energy U,
1.400%,
08/15/2026 13,984
0.0
15,000  Exelon Corp., 5.150%,
03/15/2028 15,107
0.0
6,000  Exelon Corp., 5.150%,
03/15/2029 6,053
0.0
8,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 6,886
0.0
12,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 11,714
0.0
5,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 4,920
0.0
3,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 2,321
0.0
20,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 20,023
0.0
20,000
(1)
First Eagle Holdings,
Inc., 7.250%,
08/15/2032 20,258
0.0
24,000  First Industrial L.P.,
5.250%,
01/15/2031 24,018
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
12,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 $ 11,941
0.0
4,000
(3)
Fiserv, Inc., 5.150%,
08/12/2034 3,806
0.0
11,000  Flex Ltd., 5.250%,
01/15/2032 10,824
0.0
5,000  Florida Power &
Light Co., 4.625%,
05/15/2030 4,990
0.0
8,000  Florida Power &
Light Co., 5.300%,
06/15/2034 8,017
0.0
25,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 24,860
0.1
11,000  Ford Motor Co.,
3.250%,
02/12/2032 9,623
0.0
200,000  Ford Motor Credit
Co. LLC, 5.875%,
11/07/2029 201,702
0.3
20,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 20,375
0.0
11,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 10,476
0.0
4,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 3,755
0.0
200,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 204,772
0.3
25,000
(1)
Freedom Mortgage
Holdings LLC,
9.125%,
05/15/2031 25,660
0.1
25,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 24,433
0.1
30,000
(1)
FTAI Aviation Investors
LLC, 7.000%,
06/15/2032 30,657
0.1
20,000
(1)
Gabx Leasing LLC,
5.300%,
04/15/2036 19,345
0.0
10,000
(1)
Gaia Purchaser, Inc.,
7.625%,
07/15/2033 10,036
0.0
6,000  GATX Corp., 4.000%,
06/30/2030 5,808
0.0
25,000
(1)
GCI LLC, 4.750%,
10/15/2028 24,536
0.1
27,000  General Mills, Inc.,
2.875%,
04/15/2030 25,095
0.1
8,000  General Motors Co.,
6.250%,
04/15/2035 8,240
0.0
16,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 15,988
0.0
23,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 23,377
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000
(3)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 $ 10,104
0.0
2,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 2,058
0.0
13,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 13,306
0.0
6,000  Georgia Power Co.,
4.650%,
05/16/2028 6,010
0.0
20,000
(1)
GFL Environmental
Holdings US, Inc.,
5.500%,
02/01/2034 18,526
0.0
9,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 8,744
0.0
30,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 28,975
0.1
5,000
(2)
Goldman Sachs
Group, Inc., 5.240%,
07/21/2032 4,991
0.0
4,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 3,933
0.0
5,000
(2)
Goldman Sachs
Group, Inc., 5.425%,
06/03/2037 4,886
0.0
5,000
(2)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 4,964
0.0
2,000
(2)
Goldman Sachs
Group, Inc., 5.655%,
07/21/2037 1,992
0.0
6,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 6,109
0.0
25,000
(1)
Gray Media, Inc.,
7.250%,
08/15/2033 24,752
0.1
5,000  HCA, Inc., 2.375%,
07/15/2031 4,397
0.0
26,000  HCA, Inc., 3.500%,
09/01/2030 24,512
0.1
29,000  HCA, Inc., 4.125%,
06/15/2029 28,449
0.1
4,000  HCA, Inc., 4.500%,
02/15/2027 4,001
0.0
20,000  HCA, Inc., 5.300%,
05/15/2036 19,405
0.0
8,000  HCA, Inc., 5.450%,
04/01/2031 8,103
0.0
16,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 16,097
0.0
17,000  HEICO Corp., 5.250%,
08/01/2028 17,185
0.0
20,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 20,654
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
22,000
(3)
Hershey Co., 4.950%,
02/24/2032 $ 22,098
0.0
21,000  Hess Corp., 4.300%,
04/01/2027 20,995
0.0
15,000  Hewlett Packard
Enterprise Co.,
5.250%,
04/01/2033 14,871
0.0
20,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 20,994
0.0
22,000
(1)
Honeywell Aerospace,
Inc., 5.732%,
03/16/2056 20,969
0.0
15,000
(1)
Honeywell Aerospace,
Inc., 5.852%,
03/16/2066 14,272
0.0
6,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 5,904
0.0
30,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 31,029
0.1
5,000  HP, Inc., 2.650%,
06/17/2031 4,443
0.0
9,000  Humana, Inc., 5.375%,
04/15/2031 9,041
0.0
31,000
(2)
Huntington
Bancshares, Inc.,
5.605%,
01/28/2041 29,729
0.1
11,000  Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 10,687
0.0
4,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 4,035
0.0
9,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 9,003
0.0
14,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 14,062
0.0
13,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 13,185
0.0
34,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 34,778
0.1
13,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 13,443
0.0
10,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 10,029
0.0
220,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 224,519
0.3
30,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 29,218
0.1
4,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 4,054
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
5,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 $ 5,071
0.0
14,000  Intel Corp., 2.450%,
11/15/2029 12,925
0.0
7,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 6,323
0.0
101,000  International Business
Machines Corp.,
4.800%,
02/10/2030 100,591
0.1
225,000  International Business
Machines Corp.,
5.000%,
02/10/2032 223,380
0.3
100,000  International Business
Machines Corp.,
5.200%,
02/10/2035 97,505
0.1
4,000  Intuit, Inc., 5.200%,
09/15/2033 3,965
0.0
14,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 11,983
0.0
3,000  Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 3,014
0.0
47,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 45,519
0.1
20,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 20,092
0.0
10,000  Jacobs Solutions, Inc.,
4.750%,
03/03/2031 9,783
0.0
15,000  Jacobs Solutions, Inc.,
5.375%,
03/03/2036 14,456
0.0
40,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.750%,
05/01/2033 40,794
0.1
12,000  John Deere Capital
Corp., 4.400%,
09/08/2031 11,769
0.0
20,000  John Deere Capital
Corp., 4.700%,
06/10/2030 20,003
0.0
8,000  John Deere Capital
Corp., 4.850%,
06/11/2029 8,063
0.0
14,000  John Deere Capital
Corp., 4.900%,
03/07/2031 14,064
0.0
5,000  Johnson & Johnson,
3.625%,
03/03/2037 4,401
0.0
6,000  Johnson & Johnson,
4.900%,
06/01/2031 6,082
0.0
4,000  Johnson & Johnson,
4.950%,
06/01/2034 4,045
0.0
10,000
(2)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 8,745
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
18,000
(2)
JPMorgan Chase
& Co., 2.182%,
06/01/2028 $ 17,653
0.0
4,000
(2)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 3,743
0.0
44,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 43,620
0.1
5,000
(2)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 4,844
0.0
58,000
(2)
JPMorgan Chase
& Co., 3.782%,
02/01/2028 57,771
0.1
19,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 18,857
0.0
12,000
(2)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 11,881
0.0
15,000
(2)
JPMorgan Chase
& Co., 4.622%,
04/23/2032 14,678
0.0
30,000
(2)
JPMorgan Chase
& Co., 4.810%,
10/22/2036 28,495
0.1
7,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 7,013
0.0
38,000
(2)
JPMorgan Chase
& Co., 5.148%,
04/23/2037 36,861
0.1
11,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 11,077
0.0
9,000
(2)
JPMorgan Chase
& Co., 5.572%,
04/22/2036 9,046
0.0
10,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 10,168
0.0
3,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 3,066
0.0
35,000
(2)
JPMorgan Chase
& Co., 5.803%,
07/23/2041 34,659
0.1
3,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 3,028
0.0
9,000  Kenvue, Inc., 4.850%,
05/22/2032 8,955
0.0
5,000  Kenvue, Inc., 4.900%,
03/22/2033 4,942
0.0
6,000  Kenvue, Inc., 5.050%,
03/22/2028 6,043
0.0
20,000
(2)
KeyCorp, 5.305%,
01/28/2037 19,366
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
35,000
(2)
KeyCorp Capital I,
4.727%, (TSFR3M +
1.002%),
07/01/2028 $ 34,366
0.1
19,000  Kinder Morgan, Inc.,
5.550%,
08/01/2036 18,879
0.0
4,000  KLA Corp., 4.700%,
02/01/2034 3,872
0.0
15,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 14,174
0.0
9,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 9,065
0.0
9,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 8,779
0.0
5,000  Laboratory Corp. of
America Holdings,
4.800%,
10/01/2034 4,795
0.0
25,000
(1)
Ladder Capital
Finance Holdings
LLLP / Ladder Capital
Finance Corp.,
4.750%,
06/15/2029 24,363
0.1
20,000
(1)
Level 3 Financing,
Inc., 6.875%,
06/30/2033 20,258
0.0
15,000
(1)
Level 3 Financing,
Inc., 7.500%,
02/15/2037 14,912
0.0
15,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 15,213
0.0
7,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 7,064
0.0
25,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 25,188
0.1
25,000
(1)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 24,575
0.1
4,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 4,079
0.0
3,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 3,033
0.0
25,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 24,149
0.0
14,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 13,959
0.0
9,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 9,073
0.0
13,000  LPL Holdings, Inc.,
5.750%,
06/15/2035 12,794
0.0
21,000
(2)
M&T Bank Corp.,
3.500%,
12/31/2199 20,967
0.0
63,000
(2)
M&T Bank Corp.,
5.400%,
07/30/2035 62,478
0.1
45,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 40,469
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Main Street Capital
Corp., 6.950%,
03/01/2029 $ 20,565
0.0
13,000  Marriott International,
Inc., 4.500%,
10/15/2031 12,715
0.0
5,000  Marriott International,
Inc., 5.350%,
03/15/2035 4,950
0.0
20,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 18,213
0.0
8,000
(1)
Mars, Inc., 5.000%,
03/01/2032 7,977
0.0
12,000
(1)
Mars, Inc., 5.200%,
03/01/2035 11,839
0.0
8,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 8,164
0.0
35,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 31,274
0.1
8,000  McKesson Corp.,
4.250%,
09/15/2029 7,888
0.0
12,000  McKesson Corp.,
4.950%,
05/30/2032 11,974
0.0
14,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 13,550
0.0
3,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 2,898
0.0
24,000  Merck & Co., Inc.,
4.450%,
12/04/2032 23,360
0.0
20,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 19,236
0.0
20,000  Meta Platforms, Inc.,
4.550%,
05/15/2031 19,523
0.0
14,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 13,480
0.0
19,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 18,084
0.0
19,000  Meta Platforms, Inc.,
4.875%,
11/15/2035 17,832
0.0
25,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 21,647
0.0
6,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 5,023
0.0
14,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 11,556
0.0
20,000  Meta Platforms, Inc.,
6.200%,
05/15/2046 18,782
0.0
38,000  Meta Platforms, Inc.,
6.300%,
05/15/2056 34,907
0.1
20,000  Meta Platforms, Inc.,
6.450%,
05/15/2066 18,340
0.0
40,000
(3)
MGM Resorts
International, 6.500%,
04/15/2032 39,632
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
4,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 $ 4,045
0.0
2,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 2,041
0.0
4,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 4,122
0.0
5,000
(2)
Morgan Stanley,
1.928%,
04/28/2032 4,310
0.0
25,000
(2)
Morgan Stanley,
2.475%,
01/21/2028 24,766
0.1
4,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 3,434
0.0
5,000
(2)
Morgan Stanley,
4.708%,
03/12/2032 4,888
0.0
31,000
(2)
Morgan Stanley,
5.073%,
01/30/2037 29,754
0.1
10,000
(2)
Morgan Stanley,
5.170%,
07/14/2032 9,965
0.0
7,000
(2)
Morgan Stanley,
5.173%,
01/16/2030 7,035
0.0
21,000
(2)
Morgan Stanley,
5.296%,
04/10/2037 20,388
0.0
9,000
(2)
Morgan Stanley,
5.605%,
07/17/2037 8,949
0.0
18,000
(2)
Morgan Stanley,
5.664%,
04/17/2036 18,067
0.0
5,000
(2)
Morgan Stanley I,
4.356%,
10/22/2031 4,845
0.0
9,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 9,054
0.0
12,000  Motorola Solutions,
Inc., 5.550%,
08/15/2035 11,977
0.0
12,000  MPLX L.P., 5.000%,
01/15/2033 11,756
0.0
10,000  MPLX L.P., 5.300%,
04/01/2036 9,686
0.0
14,000  MSCI, Inc., 5.150%,
03/15/2036 13,293
0.0
33,000  National Health
Investors, Inc.,
5.350%,
02/01/2033 32,355
0.1
7,000  National Rural Utilities
Cooperative Finance
Corp., 1.650%,
06/15/2031 6,015
0.0
37,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 36,409
0.1
4,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 3,807
0.0
25,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 24,524
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000  NetApp, Inc., 5.500%,
03/17/2032 $ 7,066
0.0
10,000
(3)
Newell Brands, Inc.,
6.625%,
05/15/2032 10,124
0.0
10,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 10,443
0.0
8,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 8,048
0.0
8,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.500%,
08/15/2055 8,057
0.0
44,000
(2)
NextEra Energy
Capital Holdings,
Inc. BB, 6.200%,
10/01/2056 43,018
0.1
30,000
(2)
NextEra Energy
Capital Holdings,
Inc. CC, 6.625%,
10/01/2066 29,233
0.1
15,000  NiSource, Inc.,
5.850%,
04/01/2055 14,092
0.0
16,000  NNN REIT, Inc.,
4.600%,
02/15/2031 15,730
0.0
3,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 2,804
0.0
5,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 5,044
0.0
4,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 4,091
0.0
16,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 15,801
0.0
22,000
(2)
Northern Trust Corp.,
5.117%,
11/19/2040 21,081
0.0
22,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 22,053
0.0
10,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 9,848
0.0
30,000  Novartis Capital Corp.,
4.600%,
03/18/2033 29,289
0.1
18,000  Novartis Capital Corp.,
5.600%,
03/18/2046 17,441
0.0
20,000  Novartis Capital Corp.,
5.700%,
03/18/2056 19,342
0.0
35,000
(1)
Novelis Corp.,
4.750%,
01/30/2030 33,654
0.1
30,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 29,928
0.1
13,000  Nucor Corp., 5.100%,
06/01/2035 12,851
0.0
9,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 9,085
0.0
20,000  NVIDIA Corp.,
4.750%,
06/15/2033 19,398
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)
OAK-Eagle Acquireco,
Inc., 7.250%,
07/01/2033 $ 20,739
0.0
10,000
(1)
OAK-Eagle Acquireco,
Inc., 8.750%,
07/01/2034 10,541
0.0
4,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 4,036
0.0
4,000  OGE Energy Corp.,
5.450%,
05/15/2029 4,065
0.0
29,000  Old Republic
International Corp.,
5.700%,
06/01/2036 28,520
0.1
30,000
(1)
Olin Corp., 6.625%,
04/01/2033 29,395
0.1
14,000  Omega Healthcare
Investors, Inc.,
5.200%,
07/01/2030 13,927
0.0
25,000  Omnicom Group, Inc.,
5.000%,
06/02/2033 24,171
0.0
7,000  ONE Gas, Inc.,
5.100%,
04/01/2029 7,068
0.0
9,000  ONEOK, Inc., 6.250%,
10/15/2055 8,645
0.0
41,000
(1)
ONEOK, Inc., 6.500%,
09/01/2030 42,800
0.1
41,000  Oracle Corp., 2.800%,
04/01/2027 40,500
0.1
7,000  Oracle Corp., 2.950%,
04/01/2030 6,300
0.0
7,000  Oracle Corp., 3.800%,
11/15/2037 5,280
0.0
20,000  Oracle Corp., 4.950%,
02/04/2031 19,109
0.0
16,000  Oracle Corp., 5.200%,
09/26/2035 14,366
0.0
30,000  Oracle Corp., 5.350%,
05/04/2033 28,207
0.1
16,000  Oracle Corp., 5.875%,
09/26/2045 13,139
0.0
50,000  Oracle Corp., 5.950%,
09/26/2055 39,764
0.1
21,000  Oracle Corp., 6.100%,
09/26/2065 16,518
0.0
11,000  Oracle Corp., 6.550%,
02/04/2046 9,743
0.0
11,000  Oracle Corp., 6.850%,
02/04/2066 9,688
0.0
14,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 13,913
0.0
20,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 6.000%,
06/15/2034 19,761
0.0
25,000
(1)(3)
Owens-Brockway
Glass Container, Inc.,
7.250%,
05/15/2031 23,699
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 $ 24,965
0.1
30,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property
LLC / PK Finance
Co-Issuer, 7.000%,
02/01/2030 30,506
0.1
14,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 14,103
0.0
12,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 12,047
0.0
34,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 34,311
0.1
20,000
(1)
Performance Food
Group, Inc., 5.625%,
03/01/2034 19,412
0.0
25,000
(1)
Permian Resources
Operating LLC,
6.250%,
02/01/2033 25,462
0.1
25,000  Perrigo Finance
Unlimited Co.,
6.125%,
09/30/2032 23,769
0.0
7,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 6,960
0.0
8,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 7,812
0.0
11,000
(2)
PG&E Corp., 6.850%,
09/15/2056 10,891
0.0
29,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 28,794
0.1
12,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 12,056
0.0
3,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 3,005
0.0
20,000
(1)
Pioneer Opco LLC,
7.000%,
05/15/2033 20,218
0.0
20,000
(1)(3)
Playtika Holding Corp.,
4.250%,
03/15/2029 18,190
0.0
7,000
(2)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 7,264
0.0
50,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 49,278
0.1
20,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc.,
4.375%,
04/30/2029 19,389
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
22,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 $ 22,211
0.0
4,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 4,008
0.0
12,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 12,042
0.0
12,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 11,997
0.0
3,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 3,012
0.0
3,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 2,994
0.0
8,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 7,026
0.0
7,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 6,982
0.0
14,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 14,131
0.0
3,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 2,984
0.0
8,000  Qualcomm, Inc.,
4.750%,
05/20/2032 7,913
0.0
3,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 2,718
0.0
3,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 2,794
0.0
16,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 15,909
0.0
3,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 3,202
0.0
20,000
(1)
Quikrete Holdings,
Inc., 6.375%,
03/01/2032 20,260
0.0
20,000
(1)
QXO Building
Products, Inc.,
6.875%,
07/15/2034 20,045
0.0
34,000  Raymond James
Financial, Inc.,
5.650%,
09/11/2055 31,444
0.1
4,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 3,458
0.0
4,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 4,055
0.0
15,000  RLI Corp., 5.375%,
06/01/2036 14,355
0.0
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 220,483
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2031 $ 20,102
0.0
25,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 25,180
0.1
13,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 11,232
0.0
4,000  Ross Stores, Inc.,
4.700%,
04/15/2027 4,008
0.0
140,000  Royalty Pharma PLC,
1.750%,
09/02/2027 135,880
0.2
13,000  Royalty Pharma PLC,
2.200%,
09/02/2030 11,678
0.0
6,000  Ryder System, Inc.,
4.950%,
09/01/2029 6,016
0.0
12,000  Ryder System, Inc.,
5.000%,
03/15/2030 12,036
0.0
9,000  Ryder System, Inc.,
5.250%,
06/01/2028 9,089
0.0
2,000  Ryder System, Inc.,
5.375%,
03/15/2029 2,029
0.0
12,000  Ryder System, Inc.,
5.500%,
06/01/2029 12,217
0.0
4,000  Ryder System, Inc.,
6.600%,
12/01/2033 4,292
0.0
3,000  S&P Global, Inc.,
1.250%,
08/15/2030 2,605
0.0
12,000  S&P Global, Inc.,
2.950%,
03/01/2029 11,499
0.0
22,000  Salesforce, Inc.,
4.900%,
09/15/2031 21,686
0.0
33,000  Salesforce, Inc.,
5.200%,
03/15/2033 32,605
0.1
15,000  Salesforce, Inc.,
5.550%,
03/15/2036 14,634
0.0
18,000  Salesforce, Inc.,
6.400%,
03/15/2046 17,340
0.0
24,000  Salesforce, Inc.,
6.550%,
03/15/2056 22,948
0.0
30,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
04/01/2032 30,588
0.1
13,000
(1)
Schlumberger
Holdings Corp.,
2.650%,
06/26/2030 12,033
0.0
2,000
(1)
Schlumberger
Holdings Corp.,
4.850%,
05/15/2033 1,965
0.0
7,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 7,051
0.0
25,000
(1)
Scientific Games
Holdings L.P./
Scientific Games US
FinCo, Inc., 6.625%,
03/01/2030 20,266
0.0
20,000
(1)(3)
Select Medical Corp.,
6.250%,
12/01/2032 19,226
0.0
11,000
(2)
Sempra, 6.400%,
10/01/2054 10,951
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  ServiceNow, Inc.,
5.050%,
05/15/2033 $ 19,729
0.0
19,000  ServiceNow, Inc.,
5.400%,
05/15/2036 18,565
0.0
25,000  ServiceNow, Inc.,
6.300%,
05/15/2056 24,150
0.0
20,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./
Simmons Feed,
4.625%,
03/01/2029 19,346
0.0
20,000
(1)
Sirius XM Radio LLC,
5.875%,
04/15/2032 19,639
0.0
20,000
(1)
Smyrna Ready
Mix Concrete LLC,
8.875%,
11/15/2031 20,956
0.0
35,000
(1)
Snap, Inc., 6.875%,
03/15/2034 33,928
0.1
20,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 19,657
0.0
8,000  Solventum Corp.,
5.450%,
03/13/2031 8,113
0.0
20,000
(1)
Somnigroup
International, Inc.,
3.875%,
10/15/2031 18,242
0.0
15,000
(1)
Somnigroup
International, Inc.,
4.000%,
04/15/2029 14,427
0.0
8,000  Sonoco Products Co.,
4.600%,
09/01/2029 7,912
0.0
83,000
(1)
Sopaipilla Investor
LLC, 7.534%,
11/30/2048 86,085
0.1
25,000
(1)
Sotera Health
Holdings LLC,
7.375%,
06/01/2031 25,923
0.1
4,000  Southern California
Gas Co., 5.200%,
06/01/2033 4,001
0.0
12,000  Southern Co., 5.113%,
08/01/2027 12,055
0.0
4,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 3,987
0.0
30,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 29,513
0.1
33,000
(1)
Space Exploration
Technologies Corp.,
5.350%,
07/15/2031 32,131
0.1
25,000
(1)
Space Exploration
Technologies Corp.,
5.650%,
07/15/2033 23,963
0.0
30,000  Sprint Capital Corp.,
6.875%,
11/15/2028 31,318
0.1
19,000  Sprint Capital Corp.,
8.750%,
03/15/2032 22,114
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 $ 19,466
0.0
10,000
(1)
Standard Building
Solutions, Inc.,
6.500%,
08/15/2032 10,029
0.0
40,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 37,797
0.1
20,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 20,344
0.0
23,000
(2)
State Street Corp.,
3.031%,
11/01/2034 21,503
0.0
14,000
(2)
State Street Corp.,
4.675%,
10/22/2032 13,772
0.0
8,000  State Street Corp.,
4.729%,
02/28/2030 8,002
0.0
35,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 35,388
0.1
11,000  Stryker Corp., 4.850%,
02/10/2030 11,003
0.0
25,000
(1)
Summit Midstream
Holdings LLC,
8.625%,
10/31/2029 25,977
0.1
30,000
(1)
Sunoco L.P., 5.875%,
03/15/2034 29,382
0.1
20,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 18,597
0.0
8,000  Synopsys, Inc.,
5.000%,
04/01/2032 7,913
0.0
4,000  Sysco Corp., 5.400%,
03/23/2035 3,959
0.0
8,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 8,104
0.0
25,000
(1)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 24,701
0.1
17,000  Targa Resources
Corp., 5.400%,
07/30/2036 16,573
0.0
11,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 10,006
0.0
30,000
(1)(3)
Tenet Healthcare
Corp., 6.000%,
11/15/2033 30,112
0.1
25,000
(1)
Terex Corp., 6.250%,
10/15/2032 25,111
0.1
20,000  Thermo Fisher
Scientific, Inc.,
4.550%,
06/15/2033 19,365
0.0
19,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 19,122
0.0
5,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 4,803
0.0
5,000
(3)
T-Mobile USA, Inc.,
5.000%,
02/15/2036 4,741
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  T-Mobile USA, Inc.,
5.300%,
05/15/2035 $ 7,829
0.0
14,000
(3)
T-Mobile USA, Inc.,
5.850%,
02/15/2056 12,695
0.0
13,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 12,999
0.0
9,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 8,964
0.0
23,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 23,006
0.0
7,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 7,017
0.0
6,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 6,166
0.0
20,000  TPG Operating
Group II L.P., 4.875%,
05/15/2031 19,554
0.0
3,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 2,829
0.0
15,000
(1)
TransDigm, Inc.,
6.125%,
07/31/2034 14,850
0.0
25,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 25,423
0.1
15,000
(2)
Truist Financial Corp.
I, 4.957%,
07/23/2030 14,979
0.0
9,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 8,934
0.0
7,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 7,109
0.0
11,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 10,793
0.0
16,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 15,735
0.0
8,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 5,748
0.0
8,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 7,991
0.0
3,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 2,977
0.0
6,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 5,907
0.0
34,000
(2)
US Bancorp, 5.723%,
05/20/2041 33,232
0.1
80,000  Valero Energy Corp.,
5.150%,
03/10/2036 77,328
0.1
55,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 56,887
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(1)
Venture Global
Plaquemines LNG
LLC, 6.500%,
01/15/2034 $ 25,809
0.1
6,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 5,395
0.0
16,000  Verizon
Communications, Inc.,
5.000%,
01/15/2036 15,183
0.0
25,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 22,853
0.0
21,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 19,082
0.0
30,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 30,949
0.1
20,000  Vertiv Holdings Co.,
5.650%,
03/15/2046 18,473
0.0
20,000
(1)
VFH Parent LLC /
Valor Co-Issuer, Inc.,
7.500%,
06/15/2031 20,754
0.0
25,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 24,968
0.1
17,000  Viatris, Inc., 2.700%,
06/22/2030 15,459
0.0
4,000  Viatris, Inc., 3.850%,
06/22/2040 3,061
0.0
20,000
(1)
Victoria's Secret
& Co., 4.625%,
07/15/2029 19,437
0.0
19,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 18,896
0.0
25,000  Virginia Electric and
Power Co., 4.950%,
03/15/2036 23,792
0.0
30,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 29,289
0.1
29,000  VMware, Inc., 1.400%,
08/15/2026 28,966
0.1
20,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 21,260
0.0
43,000  Walmart, Inc., 4.900%,
04/28/2035 42,615
0.1
20,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 20,549
0.0
20,000  Waste Connections,
Inc., 4.800%,
07/15/2036 19,119
0.0
25,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 25,401
0.1
4,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 4,025
0.0
13,000  Wells Fargo & Co.,
3.000%,
10/23/2026 12,968
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
4,000
(2)
Wells Fargo & Co.,
3.584%,
05/22/2028 $ 3,968
0.0
10,000
(2)
Wells Fargo & Co.,
4.844%,
05/20/2032 9,866
0.0
40,000
(2)
Wells Fargo & Co.,
4.960%,
01/23/2037 38,179
0.1
41,000
(2)
Wells Fargo & Co.,
5.433%,
01/23/2047 37,787
0.1
3,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 3,007
0.0
3,000
(2)
Wells Fargo & Co.,
5.605%,
04/23/2036 3,019
0.0
3,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 3,186
0.0
13,000
(2)(3)
Wells Fargo &
Co. GG, 6.125%,
12/31/2199 12,999
0.0
15,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 14,984
0.0
53,000
(3)
Westlake Corp.,
5.550%,
11/15/2035 51,482
0.1
45,000
(1)
Whirlpool Corp.,
7.875%,
07/01/2034 42,655
0.1
4,000  Williams Cos., Inc.,
4.900%,
03/15/2029 4,010
0.0
35,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 35,620
0.1
3,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 3,002
0.0
20,000
(1)
WS Escrow LLC,
7.750%,
06/01/2033 20,705
0.0
25,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 25,997
0.1
40,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 39,677
0.1
8,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 8,004
0.0
10,000
(2)
Xcel Energy, Inc.,
5.750%,
12/03/2056 9,812
0.0
9,000  Zimmer Biomet
Holdings, Inc.,
3.550%,
03/20/2030 8,537
0.0
11,824,356
15.0
Total Corporate
Bonds/Notes
(Cost $18,975,330)
18,871,510
23.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 18.2%
United States : 18.2%
168,996
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.406%,
05/25/2036 145,482
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
48,377
(2)
Alternative Loan Trust
2005-53T2 2A6,
4.339%, (TSFR1M +
0.614%),
11/25/2035 $ 23,212
0.0
95,103  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 42,956
0.1
137,226
(2)
Alternative Loan
Trust 2007-23CB A3,
4.339%, (TSFR1M +
0.614%),
09/25/2037 44,906
0.1
306,197  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 132,981
0.2
174,440  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 153,262
0.2
505,714
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 430,412
0.5
192,460
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 159,698
0.2
104,308
(1)(2)
CSMC Trust 2015-
2 B3, 3.863%,
02/25/2045 99,586
0.1
66,246
(1)(2)
CSMC Trust 2015-
3 B1, 3.791%,
03/25/2045 63,777
0.1
64,154  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 65,132
0.1
1,611,073
(2)(4)
Fannie Mae REMIC
Trust 2005-
18 SC, 0.919%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 33,286
0.0
52,571
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 9.078%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 53,948
0.1
42,591
(2)
Fannie Mae REMIC
Trust 2006-104
ES, 14.797%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 50,685
0.1
544,478
(2)(4)
Fannie Mae REMIC
Trust 2007-
36 SN, 3.039%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 40,871
0.1
27,065
(2)
Fannie Mae REMIC
Trust 2007-
55 DS, 5.674%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 23,447
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
220,187
(2)(4)
Fannie Mae REMIC
Trust 2007-
9 SE, 2.349%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 $ 13,765
0.0
353,253
(2)(4)
Fannie Mae REMIC
Trust 2008-
41 S, 3.069%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 28,424
0.0
258,591
(2)(4)
Fannie Mae REMIC
Trust 2008-
53 FI, 2.369%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 15,735
0.0
215,708
(2)(4)
Fannie Mae REMIC
Trust 2008-
58 SM, 2.369%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 13,843
0.0
2,084,119
(2)(4)
Fannie Mae REMIC
Trust 2009-
106 SA, 2.519%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 118,731
0.2
147,528
(2)
Fannie Mae REMIC
Trust 2009-
66 SL, 3.345%,
(-1.000*SOFR30A +
15.452%),
09/25/2039 120,150
0.2
93,200
(2)
Fannie Mae REMIC
Trust 2009-
66 SW, 3.511%,
(-1.000*SOFR30A +
15.618%),
09/25/2039 71,746
0.1
1,304,575
(2)(4)
Fannie Mae REMIC
Trust 2010-
123 SL, 2.339%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 67,208
0.1
1,573,526
(2)(4)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.829%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 127,584
0.2
572,757
(2)(4)
Fannie Mae REMIC
Trust 2011-
86 NS, 2.219%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 29,428
0.0
118,447
(2)(4)
Fannie Mae REMIC
Trust 2012-
10 US, 2.719%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 11,117
0.0
9,309
(2)(4)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.819%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 22
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
94,804
(4)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 $ 1,965
0.0
347,784
(4)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 23,167
0.0
2,863,234
(4)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 616,507
0.8
4,524,607
(2)(4)
Fannie Mae REMIC
Trust 2015-
59 SK, 1.919%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 285,359
0.4
2,733,375
(4)
Fannie Mae REMIC
Trust 2017-15 GI,
4.500%,
03/25/2047 332,031
0.4
4,168,945
(4)
Fannie Mae REMIC
Trust 2020-49 PI,
2.000%,
07/25/2050 501,735
0.6
47,112
(2)(4)
Freddie Mac
REMIC Trust
2303 SY, 4.960%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 3,208
0.0
295,402
(2)(4)
Freddie Mac
REMIC Trust 2989
GU, 3.260%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 14,761
0.0
333,479
(2)(4)
Freddie Mac
REMIC Trust
3271 SB, 2.310%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 19,444
0.0
1,277,581
(2)(4)
Freddie Mac
REMIC Trust
3424 HI, 2.160%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 72,229
0.1
142,185
(4)
Freddie Mac REMIC
Trust 3632 IP,
5.000%,
02/15/2040 13,676
0.0
909,839
(2)(4)
Freddie Mac
REMIC Trust
3693 SC, 2.760%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 78,736
0.1
1,307,984
(2)(4)
Freddie Mac
REMIC Trust
3856 KS, 2.810%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 115,615
0.2
59,190
(2)(4)
Freddie Mac
REMIC Trust
3925 SD, 2.310%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 430
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
531,077
(2)(4)
Freddie Mac
REMIC Trust 4040
SW, 2.890%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 $ 26,086
0.0
2,612,341
(4)
Freddie Mac REMIC
Trust 4091 IK,
5.000%,
10/15/2041 508,997
0.6
5,954,630
(2)(4)
Freddie Mac
REMIC Trust
4096 SB, 2.260%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 445,299
0.6
193,770
(4)
Freddie Mac REMIC
Trust 4152 BI,
4.000%,
12/15/2041 8,776
0.0
338,521
(4)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 22,366
0.0
3,955,464
(2)(4)
Freddie Mac
REMIC Trust 4480
WS, 2.440%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 378,687
0.5
6,357,914
(2)(4)
Freddie Mac
REMIC Trust 4623
MS, 2.260%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 552,877
0.7
893,879  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 825,978
1.1
967,131  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 896,935
1.1
6,765,662
(2)(4)
Freddie Mac
REMIC Trust
4938 ES, 2.269%,
(-1.000*SOFR30A +
5.886%),
12/25/2049 538,313
0.7
58,366
(2)(4)
Freddie Mac Strips
351 103, 4.426%,
01/15/2031 3,583
0.0
353,664
(2)(4)
Freddie Mac Strips
351 200, 3.237%,
02/15/2046 51,968
0.1
1,322,248
(4)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 71,020
0.1
488,116
(2)(4)
Freddie Mac Strips
351 C30, 2.135%,
02/15/2031 14,939
0.0
615,175
(2)(4)
Freddie Mac Strips
351 C31, 2.782%,
02/15/2031 24,483
0.0
415,765
(2)(4)
Freddie Mac Strips
351 C32, 3.495%,
02/15/2031 21,077
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,322,282
(2)(4)
Freddie Mac Strips
351 C33, 3.962%,
02/15/2046 $ 424,633
0.5
5,734,175
(4)
Freddie Mac Strips
390 C5, 2.000%,
04/15/2042 535,724
0.7
76,019
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 72,323
0.1
93,262
(2)
Ginnie Mae 2007-
8 SP, 9.779%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 102,002
0.1
1,648,303
(2)(4)
Ginnie Mae 2009-
106 CM, 2.780%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 15,400
0.0
379,626
(2)(4)
Ginnie Mae 2010-
116 NS, 2.830%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 21,555
0.0
381,202
(4)
Ginnie Mae 2013-
115 NI, 4.500%,
01/16/2043 33,099
0.0
30,851
(4)
Ginnie Mae 2013-
5 NI, 3.000%,
01/20/2028 253
0.0
402,791
(4)
Ginnie Mae 2015-
178 GI, 4.000%,
05/20/2044 25,635
0.0
2,174,459
(4)
Ginnie Mae 2016-
161 CI, 5.500%,
11/20/2046 323,900
0.4
130,423
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.259%,
(TSFR1M + 0.534%),
04/25/2036 109,006
0.1
6,591
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 6,031
0.0
4,145
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 3,821
0.0
664,374
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2021-PJ3 A4,
2.500%,
08/25/2051 531,247
0.7
296,649
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 237,392
0.3
371,130
(1)(2)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 309,698
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
589,791
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 $ 496,213
0.6
226,644
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 202,097
0.3
35,416
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 31,252
0.0
59,026
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 52,383
0.1
53,947
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 45,365
0.1
300,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 300,332
0.4
300,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 294,201
0.4
247,577
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 198,419
0.3
35,570
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 32,378
0.0
119,288
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 104,763
0.1
159,631
(1)(2)
PMT Loan Trust 2025-
INV8 A2, 5.500%,
07/25/2056 157,255
0.2
457,258
(1)(2)
Rate Mortgage Trust
2021-HB1 A31,
2.500%,
12/25/2051 365,918
0.5
12,571
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 11,433
0.0
300,000
(1)(2)
Sequoia Mortgage
Trust 2020-4 A8,
2.500%,
11/25/2050 212,209
0.3
574
(2)
Structured Asset
Securities Corp.
2004-4XS 1A6,
5.050%,
02/25/2034 565
0.0
4,146,692
(2)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
0.020%,
08/25/2045 5,376
0.0
28,391
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.367%,
10/25/2036 26,789
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
221,906
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.993%,
12/25/2036 $ 206,019
0.3
51,152
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.269%, (TSFR1M +
0.544%),
06/25/2037 45,528
0.1
203,020
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.754%,
08/20/2045 185,165
0.2
14,377,020
18.2
Total Collateralized
Mortgage Obligations
(Cost $18,731,199)
14,377,020
18.2
SOVEREIGN BONDS : 14.7%
Australia : 0.6%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 452,129
0.6
Canada : 0.2%
CAD
350,000  Canadian Government
Bond,
2.000
%,
12/01/2051 169,618
0.2
China : 2.8%
CNY
4,570,000  China Government
Bond INBK,
2.520
%,
08/25/2033 722,980
0.9
CNY
1,140,000  China Government
Bond INBK,
2.880
%,
02/25/2033 184,202
0.2
CNY
2,420,000  China Government
Bond INBK,
3.120
%,
10/25/2052 426,739
0.5
CNY
4,570,000  China Government
Bond INBK,
4.080
%,
10/22/2048 908,697
1.2
2,242,618
2.8
Colombia : 0.9%
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 690,040
0.9
Czechia : 0.5%
CZK
9,220,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 422,094
0.5
Indonesia : 0.7%
IDR
8,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 531,580
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Malaysia : 0.8%
MYR
2,442,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 $ 601,749
0.8
Mexico : 1.8%
200,000
(1)
Eagle Funding
Luxco Sarl,
5.500
%,
08/17/2030 199,900
0.3
MXN
19,700,000  Mexican Bonos M,
8.500
%,
11/18/2038 1,056,759
1.3
200,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 199,842
0.2
1,456,501
1.8
Peru : 2.7%
PEN
3,321,000  Peru Government
Bond,
5.350
%,
08/12/2040 854,880
1.1
PEN
4,000,000  Peru Government
Bond,
6.350
%,
08/12/2028 1,243,637
1.6
2,098,517
2.7
Poland : 1.7%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 431,984
0.5
PLN
3,583,000  Republic of Poland
Government Bond
1035,
5.000
%,
10/25/2035 912,398
1.2
1,344,382
1.7
Russian Federation : —%
RUB
47,938,000
(5)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 —
—
Thailand : 2.0%
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,299,566
1.7
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 271,323
0.3
1,570,889
2.0
Total Sovereign Bonds
(Cost $12,234,033)
11,580,117
14.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 11.0%
Cayman Islands : 0.6%
425,000
(1)(2)
BXMT Ltd. 2026-FL6
AS, 5.420%, (TSFR1M
+ 1.750%),
08/19/2043 426,221
0.6

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States : 10.4%
500,000
(2)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 $ 443,461
0.6
5,337,114
(2)(4)
BANK 2017-
BNK5 XA, 0.922%,
06/15/2060 24,889
0.0
852,810
(2)(4)
BANK 2019-
BN16 XA, 0.928%,
02/15/2052 14,195
0.0
500,000
(1)(2)
BAY Mortgage Trust
2025-LIVN A, 5.476%,
(TSFR1M + 1.800%),
05/15/2035 500,569
0.6
8,611,756
(2)(4)
BBCMS Mortgage
Trust 2022-C17 XA,
1.149%,
09/15/2055 488,858
0.6
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 194,527
0.2
1,266,947
(2)(4)
Benchmark Mortgage
Trust 2019-B9 XA,
0.997%,
03/15/2052 23,897
0.0
9,738,055
(2)(4)
Benchmark Mortgage
Trust 2020-B21 XA,
1.398%,
12/17/2053 451,530
0.6
452,096
(1)(2)
BX Commercial
Mortgage Trust
2026-XL6 B, 5.126%,
(TSFR1M + 1.450%),
03/15/2043 453,863
0.6
400,000
(1)(2)
BX Trust 2026-ORBT
C, 5.426%, (TSFR1M
+ 1.750%),
07/15/2043 401,487
0.5
8,581,000
(2)(4)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.849%,
08/10/2049 241
0.0
500,000
(2)
CSAIL Commercial
Mortgage Trust
2018-C14 B, 4.875%,
11/15/2051 470,049
0.6
750,000
(1)
ELM Trust 2024-
ELM C15, 6.189%,
06/10/2039 750,004
1.0
6,858,404
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.861%,
11/25/2030 206,615
0.3
23,456,910
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K151 X1,
0.342%,
04/25/2030 255,689
0.3
3,500,784
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.322%,
07/25/2035 291,756
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
5,390,186
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1518
X1, 0.854%,
10/25/2035 $ 292,145
0.4
500,000
(1)(2)
FS Commercial
Mortgage Trust 2026-
PALM B, 5.350%,
(TSFR1M + 1.700%),
07/15/2041 501,527
0.6
500,000
(1)(2)
GSAT Trust 2025-
BMF B, 5.626%,
(TSFR1M + 1.950%),
07/15/2040 499,744
0.6
300,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 5.876%,
07/15/2029 298,220
0.4
500,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY D,
6.526%, (TSFR1M +
2.850%),
03/15/2042 500,805
0.6
2,540,642
(1)(2)(4)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.797%,
03/10/2050 4,621
0.0
400,000
(1)(2)
MF1 LLC 2026-FL21
A, 5.020%, (TSFR1M
+ 1.350%),
02/18/2041 400,624
0.5
275,000
(1)(2)
STWD LLC 2025-FL4
AS, 5.370%, (TSFR1M
+ 1.700%),
11/19/2042 275,602
0.4
500,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE C, 5.918%,
(TSFR1M + 2.241%),
11/15/2041 502,200
0.6
8,247,118
10.4
Total Commercial
Mortgage-Backed
Securities
(Cost $8,798,989)
8,673,339
11.0
ASSET-BACKED SECURITIES : 9.0%
Cayman Islands : 8.4%
750,000
(1)(2)
Barings CLO Ltd.
2019-4A CR, 5.953%,
(TSFR3M + 2.200%),
07/15/2037 751,466
0.9
550,000
(1)(2)
CBAM Ltd. 2017-
1A AR2, 5.119%,
(TSFR3M + 1.390%),
01/20/2038 551,580
0.7
400,000
(1)(2)
CBAM Ltd. 2017-
1A CR2, 5.829%,
(TSFR3M + 2.100%),
01/20/2038 401,458
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
1,000,000
(1)(2)
Dryden 49 Senior
Loan Fund 2017-
49A CR, 6.041%,
(TSFR3M + 2.312%),
07/18/2030 $ 1,003,754
1.3
250,000
(1)(2)
Elevation CLO Ltd.
2021-13A A1R,
4.813%, (TSFR3M +
1.060%),
07/15/2034 250,112
0.3
1,000,000
(1)(2)
Elevation CLO Ltd.
2021-13A C1R,
5.753%, (TSFR3M +
2.000%),
07/15/2034 990,195
1.3
350,000
(1)(2)
Invesco US CLO Ltd.
2026-1A C, 5.656%,
(TSFR3M + 1.975%),
04/15/2039 351,461
0.4
500,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 6.002%,
(TSFR3M + 2.250%),
07/23/2037 501,141
0.6
450,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
5.993%, (TSFR3M +
2.200%),
10/16/2037 450,869
0.6
250,000
(1)(2)
Navesink CLO 6 Ltd.
2026-6A C, 5.557%,
(TSFR3M + 1.850%),
04/15/2037 249,575
0.3
300,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 5.853%,
(TSFR3M + 2.100%),
10/15/2037 300,545
0.4
250,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 5.764%,
(TSFR3M + 2.012%),
04/23/2034 250,310
0.3
600,000
(1)(2)
Venture XXVII CLO
Ltd. 2017-27A CR,
6.291%, (TSFR3M +
2.562%),
07/20/2030 601,968
0.8
6,654,434
8.4
United States : 0.6%
308,439
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 6.582%,
03/25/2036 136,530
0.2
300,000
(1)(2)
Sixth Street CLO 32
Ltd. 2026-32A C,
5.613%, (TSFR3M +
1.950%),
04/21/2039 301,705
0.4
438,235
0.6
Total Asset-Backed
Securities
(Cost $7,201,900)
7,092,669
9.0
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 7.6%
Federal Home Loan Mortgage Corporation : 0.5%
(6)
332,039
(6)
3.500
%,
01/01/2048 $ 300,150
0.4
35,145
(6)
4.000
%,
09/01/2045 32,971
0.0
36,209
(6)
4.000
%,
09/01/2045 33,818
0.0
52,389
(6)
4.000
%,
05/01/2046 49,075
0.1
416,014
0.5
Government National Mortgage Association : 0.3%
155,668
2.500
%,
08/20/2052 130,743
0.2
56,186
4.500
%,
08/20/2041 54,321
0.1
7,149
5.500
%,
03/20/2039 7,347
0.0
192,411
0.3
Tennessee Valley Authority : 0.0%
36,000
5.250
%,
02/01/2055 33,887
0.0
Uniform Mortgage-Backed Securities : 6.8%
2,352,000
(7)
2.000
%,
08/01/2056 1,832,723
2.3
11,184
2.500
%,
06/01/2030 10,824
0.0
15,151
2.500
%,
06/01/2030 14,653
0.0
6,220
2.500
%,
07/01/2030 6,011
0.0
1,361,000
(7)
2.500
%,
08/01/2056 1,109,838
1.4
990,000
(7)
3.000
%,
08/01/2056 844,168
1.1
54,590
3.500
%,
06/01/2034 52,627
0.1
676,254
3.500
%,
03/01/2043 623,080
0.8
35,538
4.000
%,
05/01/2045 33,359
0.0
602,466
4.000
%,
04/01/2049 559,901
0.7
61,211
4.500
%,
12/01/2040 59,497
0.1
102,981
4.500
%,
12/01/2040 100,107
0.1
138,250
5.000
%,
05/01/2042 137,410
0.2
5,384,198
6.8
Total U.S. Government
Agency Obligations
(Cost $6,363,090)
6,026,510
7.6
U.S. TREASURY OBLIGATIONS : 5.4%
United States Treasury Bonds : 1.1%
14,600
4.750
%,
02/15/2045 13,726
0.0
230,300
4.750
%,
02/15/2056 212,866
0.3
657,400
5.000
%,
05/15/2046 635,983
0.8
862,575
1.1
United States Treasury Notes : 4.3%
291,100
3.750
%,
05/15/2028 288,530
0.4
11,000
3.875
%,
05/15/2029 10,871
0.0
6,000
3.875
%,
08/15/2034 5,699
0.0
11,000
4.000
%,
03/31/2030 10,861
0.0
42,200
4.000
%,
04/30/2032 41,182
0.1
748,900
4.125
%,
06/30/2028 746,999
0.9
595,900
4.125
%,
07/15/2029 592,571
0.8
358,700
4.125
%,
06/30/2031 353,992
0.4
669,600
4.250
%,
07/31/2028 669,378
0.8
20,500
4.250
%,
05/31/2033 20,138
0.0
386,700
4.375
%,
07/31/2031 385,839
0.5
276,800
4.375
%,
07/31/2033 273,664
0.3
47,000
4.375
%,
05/15/2036 45,770
0.1
3,445,494
4.3
Total U.S. Treasury
Obligations
(Cost $4,339,352)
4,308,069
5.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.0%
United States : 0.0%
100
(8)
Voya Multi-Sector
Income ETF
$ 4,911
0.0
Total Exchange-
Traded Funds
(Cost $4,969)
4,911
0.0
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $11,191)
1,226
0.0
Total Long-Term
Investments
(Cost $76,660,053)
70,935,371
89.8
Principal
Amount †
SHORT-TERM INVESTMENTS : 8.5%
Repurchase Agreements : 0.8%
593,000
(10)
Citadel Securities
LLC, Repurchase
Agreement dated
07/31/2026, 3.700%,
due 08/03/2026
(Repurchase
Amount $593,180,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.000%, Market
Value plus accrued
interest $605,047, due
08/15/26-05/15/56)
593,000
0.8
39,161
(10)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
07/31/2026, 3.640%,
due 08/03/2026
(Repurchase Amount
$39,173, collateralized
by various U.S.
Government
Securities, 0.125%-
4.375%, Market
Value plus accrued
interest $39,944, due
12/31/26-11/30/32)
39,161
0.0
Total Repurchase
Agreements
(Cost $632,161)
632,161
0.8
Commercial Paper : 6.3%
1,000,000
(11)
Constellation Energy
Generation LLC,
4.650
%,
09/14/2026 994,294
1.2
1,000,000
(11)
Dominion Energy, Inc.,
4.020
%,
08/27/2026 997,033
1.2
1,000,000
(11)
Duke Energy Corp.,
3.870
%,
08/10/2026 998,941
1.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,000,000
(11)
Duke Energy Corp.,
3.940
%,
08/26/2026 $ 997,200
1.3
1,000,000
(11)
Volkswagen Group of
America Finance LLC,
3.920
%,
08/07/2026 999,250
1.3
Total Commercial
Paper
(Cost $4,988,030)
4,986,718
6.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
1,111,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $1,111,000) $ 1,111,000 1.4
Total Short-Term
Investments
(Cost $6,731,191)
6,729,879
8.5
Total Investments in
Securities
(Cost $83,391,244) $ 77,665,250 98.3
Assets in Excess of
Other Liabilities 1,361,769 1.7
Net Assets $ 79,027,019 100.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of July 31,
2026.
(3)
Security, or a portion of the security, is on loan.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(7)
Represents or includes a “to be announced” (TBA) security
transaction.
(8)
Investment in affiliate.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Represents a zero coupon bond. Rate shown reflects the effective yield as of July 31, 2026, if applicable.
(12)
Rate shown is the 7-day yield as of July 31, 2026.
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 18.2%
Sovereign Bonds 14.7
Commercial Mortgage-Backed Securities 11.0
Asset-Backed Securities 9.0
U.S. Government Agency Obligations 7.6
Financial 6.6
U.S. Treasury Obligations 5.4
Consumer, Non-cyclical 3.3
Consumer, Cyclical 2.9
Communications 2.2
Industrial 2.1
Energy 2.0
Utilities 1.9
Technology 1.9
Basic Materials 1.0
Purchased Options 0.0
Exchange-Traded Funds 0.0
Short-Term Investments 8.5
Assets in Excess of Other Liabilities 1.7
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 18,871,510 $ — $ 18,871,510
Collateralized Mortgage Obligations — 14,377,020 — 14,377,020
Sovereign Bonds — 11,580,117 — 11,580,117
Commercial Mortgage-Backed Securities — 8,673,339 — 8,673,339
Asset-Backed Securities — 7,092,669 — 7,092,669
U.S. Government Agency Obligations — 6,026,510 — 6,026,510
U.S. Treasury Obligations — 4,308,069 — 4,308,069
Exchange-Traded Funds 4,911 — — 4,911
Purchased Options — 1,226 — 1,226
Short-Term Investments 1,111,000 5,618,879 — 6,729,879
Total Investments, at fair value $ 1,115,911 $ 76,549,339 $ — $ 77,665,250
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 1,794 — 1,794
Centrally Cleared Inflation-Linked Swaps — 15,198 — 15,198
Centrally Cleared Interest Rate Swaps — 2,457,737 — 2,457,737
Forward Foreign Currency Contracts — 601,615 — 601,615
Forward Premium Swaptions — 403,785 — 403,785
Futures 71,576 — — 71,576
OTC credit default swaps — 2,548 — 2,548
OTC interest rate swaps — 159 — 159
OTC total return swaps — 617 — 617
OTC volatility swaps — 6,093 — 6,093
Total Assets $ 1,187,487 $ 80,038,885 $ — $ 81,226,372
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (120,169) $ — $ (120,169)
Centrally Cleared Inflation-Linked Swaps — (13,511) — (13,511)
Centrally Cleared Interest Rate Swaps — (1,707,966) — (1,707,966)
Forward Foreign Currency Contracts — (177,487) — (177,487)
Forward Premium Swaptions — (632,126) — (632,126)
Futures (448,113) — — (448,113)
OTC interest rate swaps — (14,755) — (14,755)
OTC total return swaps — (65,973) — (65,973)
OTC volatility swaps — (2,652) — (2,652)
Written Options — (3,498) — (3,498)
Total Liabilities $ (448,113) $ (2,738,137) $ — $ (3,186,250)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended July 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
7/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Multi-Sector Income ETF
$ — $ 4,969 $ — $ (58) $ 4,911 $ 94 $ — $ —
$ — $ 4,969 $ — $ (58) $ 4,911 $ 94 $ — $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At July 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NOK 4,511,656 USD 459,803 Bank of Montreal 08/14/26 $ 16,164
AUD 7,324 USD 5,132 Bank of Montreal 08/14/26 20
USD 197,131 JPY 31,859,156 Barclays Bank PLC 08/14/26 (3,269)
CLP 45,342,844 USD 50,098 Barclays Bank PLC 09/04/26 (1,318)
USD 310,787 CZK 6,570,649 Barclays Bank PLC 09/04/26 (2,139)
USD 610,004 MYR 2,529,320 Barclays Bank PLC 09/04/26 (9,563)
CNH 41,397,902 USD 6,134,920 BNP Paribas 09/04/26 9,468
RON 651,310 USD 141,591 Brown Brothers Harriman & Co. 09/04/26 1,247
SGD 228,659 USD 177,670 Brown Brothers Harriman & Co. 09/04/26 1,033
HKD 547,037 USD 69,941 Brown Brothers Harriman & Co. 09/04/26 (108)
USD 470,928 SEK 4,557,790 Citibank N.A. 08/14/26 (7,981)
ILS 450,330 USD 152,226 Deutsche Bank AG 09/04/26 (4,746)
KRW 1,370,941,909 USD 893,244 HSBC Bank USA N.A. 09/04/26 56,990
USD 737,811 IDR 13,209,136,144 HSBC Bank USA N.A. 09/04/26 7,385
USD 1,237,544 PLN 4,625,363 JPMorgan Chase Bank N.A. 09/04/26 (546)
USD 1,516,511 BRL 7,916,415 JPMorgan Chase Bank N.A. 09/04/26 (32,329)
JPY 878,016,271 USD 5,449,939 Morgan Stanley Bank N.A. 08/14/26 72,943
CAD 2,889,264 USD 2,033,911 Morgan Stanley Bank N.A. 08/14/26 28,033
SEK 7,300,779 USD 749,406 Morgan Stanley Bank N.A. 08/14/26 17,722
AUD 1,059,554 USD 729,674 Morgan Stanley Bank N.A. 08/14/26 15,726
CHF 357,118 USD 441,723 Morgan Stanley Bank N.A. 08/14/26 506
USD 385,174 NOK 3,798,811 Morgan Stanley Bank N.A. 08/14/26 (15,589)
USD 935,224 COP 3,240,400,158 Morgan Stanley Bank N.A. 09/04/26 (84,268)
EGP 7,717,500 USD 150,000 Morgan Stanley Bank N.A. 10/14/26 (3,505)
EUR 15,944,119 USD 18,119,235 Standard Chartered Bank 08/14/26 274,295
USD 594 GBP 443 Standard Chartered Bank 08/14/26 (3)
USD 419,251 MXN 7,306,492 State Street Bank and Trust Co. 09/04/26 (1,475)
DKK 1,068,222 USD 162,496 UBS AG 08/14/26 2,391
USD 1,371,960 THB 45,001,249 UBS AG 09/04/26 20,926
GBP 2,719,629 USD 3,593,821 Wells Fargo Bank, N.A. 08/14/26 71,513
NZD 217,949 USD 123,171 Wells Fargo Bank, N.A. 08/14/26 5,253
HUF 19,354,769 USD 62,588 Wells Fargo Bank, N.A. 09/04/26 (1,505)
USD 2,436,535 PEN 8,321,303 Wells Fargo Bank, N.A. 09/04/26 (9,143)
$ 424,128
At July 31, 2026, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 4 09/15/26 $ 293,266 $ 79
Australia 10-Year Bond 4 09/15/26 304,319 (802)
Canada 10-Year Bond 23 09/18/26 1,948,810 (17,216)
Canada 2-Year Bond 32 09/18/26 2,397,632 (2,964)

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Euro-Bobl 5-Year 45 09/08/26 $ 5,907,356 $ (44,522)
Euro-Buxl 30-year German Government Bond 14 09/08/26 1,708,368 (55,736)
Euro-OAT 47 09/08/26 6,348,217 (117,178)
Euro-Schatz 34 09/08/26 4,134,584 (10,704)
Long Gilt 12 09/28/26 1,398,798 (25,922)
Long-Term Euro-BTP 26 09/08/26 3,484,496 (62,690)
U.S. Treasury 2-Year Note 16 09/30/26 3,289,750 (10,879)
U.S. Treasury 10-Year Note 43 09/21/26 4,644,000 (48,198)
U.S. Treasury Ultra Long Bond 20 09/21/26 2,193,750 (51,302)
$ 38,053,346 $ (448,034)
Short Contracts:
Canada 5-Year Bond (15) 09/18/26 (1,197,560) 6,462
Euro-Bund (25) 09/08/26 (3,585,143) 50,098
U.S. Treasury 5-Year Note (11) 09/30/26 (1,165,742) 9,248
U.S. Treasury Ultra 10-Year Note (4) 09/21/26 (438,813) 5,689
$ (6,387,258) $ 71,497
At July 31, 2026, the following OTC credit default swaps were outstanding for Voya Global Bond Fund:
OTC Credit Default Swaps on Securities - Sell Protection
(1)
Counterparty
Reference Entity/
Obligation
(2)
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Barclays Bank PLC
Indonesia Government
International Bond Sell 1.000 06/20/31 USD (237,000) $ 680 $ 974 $ (295)
Morgan Stanley Bank
N.A.
Indonesia Government
International Bond Sell 1.000 06/20/31 USD (237,000) 679 986 (306)
Morgan Stanley Bank
N.A.
Indonesia Government
International Bond Sell 1.000 06/20/31 USD (237,000) 679 1,040 (361)
Barclays Bank PLC
Indonesia Government
International Bond Sell 1.000 06/20/31 USD (178,000) 510 800 (290)
$ 2,548 $ 3,800 $ (1,252)
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At July 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets, Series 44, Version 1 Buy (1.000) 12/20/30 USD 7,863,000 $ 35,612 $ (115,842)
CDX North American Investment Grade Index,
Series 46, Version 1 Buy (1.000) 06/20/36 USD 800,000 (4,527) (679)
iTraxx Europe, Series 44, Version 1 Buy (1.000) 12/20/35 EUR 800,000 (4,493) 1,794
$ 26,592 $ (114,727)

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At July 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American Investment Grade Index,
Series 46, Version 1 Sell 1.000 06/20/31 USD 1,600,000 $ 33,109 $ (96)
iTraxx Europe, Series 44, Version 1 Sell 1.000 12/20/30 EUR 1,600,000 38,671 (3,552)
$ 71,780 $ (3,648)
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At July 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day GBP-SONIA-COMPOUND Annual 1.649 % Annual 04/15/52 GBP 900,000 $ (596,546) $ (596,546)
Pay 1-day GBP-SONIA-COMPOUND Annual 3.904 Semi-Annual 10/18/27 GBP 800,000 (3,302) (3,302)
Pay 1-day GBP-SONIA-COMPOUND Annual 3.592 Annual 05/08/28 GBP 700,000 (10,910) (10,910)
Pay 1-day GBP-SONIA COMPOUND Annual 2.999 Annual 09/13/52 GBP 200,000 (80,694) (15,963)
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 3,586,082,000 (194,694) (194,694)
Pay 1-day Secured Overnight Financing Rate Annual 3.321 Annual 01/12/28 USD 10,000,000 (115,425) (115,425)
Pay 1-day Secured Overnight Financing Rate Annual 3.534 Annual 01/12/32 USD 5,000,000 (158,372) (158,372)
Pay 1-day Secured Overnight Financing Rate Annual 4.020 Annual 06/22/28 USD 4,592,000 (8,738) (8,738)
Pay 1-day Secured Overnight Financing Rate Annual 4.050 Annual 06/22/28 USD 4,581,000 (7,424) (7,424)
Pay 1-day Secured Overnight Financing Rate Annual 2.994 Annual 03/03/28 USD 2,871,000 (34,237) (34,237)
Pay 1-day Secured Overnight Financing Rate Monthly 3.040 Monthly 05/08/31 USD 2,500,000 (114,944) (114,253)
Pay 1-day Secured Overnight Financing Rate Annual 3.280 Annual 03/13/29 USD 1,992,000 (15,942) (15,942)
Pay 1-day Secured Overnight Financing Rate Monthly 3.098 Monthly 08/09/32 USD 1,600,000 (88,237) (93,960)
Pay 1-day Secured Overnight Financing Rate Monthly 3.150 Monthly 10/28/47 USD 1,465,000 (270,005) (269,944)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 08/08/29 USD 1,200,000 (34,931) (34,949)
Pay 1-day Secured Overnight Financing Rate Annual 4.129 Annual 03/27/36 USD 1,169,000 (15,445) (15,445)
Pay 1-day Secured Overnight Financing Rate Annual 4.605 Annual 05/29/46 USD 181,000 (3,036) (3,036)
Pay 3-month ZAR-JIBAR-SAFEX Quarterly 7.270 Quarterly 04/09/31 ZAR 10,795,000 (10,789) (10,780)
Pay 3-month ZAR-JIBAR-SAFEX Quarterly 7.605 Quarterly 03/25/31 ZAR 7,913,000 (1,514) (1,416)
Receive 1-day GBP-SONIA-COMPOUND Annual 2.999 Annual 09/13/52 GBP 500,000 201,735 201,735
Receive 1-day GBP-SONIA-COMPOUND Annual 3.674 Annual 09/30/52 GBP 200,000 54,270 54,270
Receive 1-day Overnight Tokyo Average Rate Annual 1.440 Annual 06/20/44 JPY 90,000,000 144,521 144,521
Receive 1-day Overnight Tokyo Average Rate Annual 2.997 Annual 06/19/44 JPY 80,000,000 20,261 20,261

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Overnight Tokyo Average Rate Annual 1.978 % Annual 04/01/55 JPY 20,000,000 $ 36,604 $ 36,604
Receive 1-day MXN TIIE-BANXICO Monthly 7.970 Monthly 04/03/36 MXN 20,361,000 24,267 24,267
Receive 6-month PLN WIBOR Semi-Annual 4.082 Annual 10/25/35 PLN 3,327,000 39,068 39,068
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 12,000,000 732,447 732,447
Receive 1-day Secured Overnight Financing Rate Annual 3.956 Annual 02/01/27 USD 10,000,000 448 447
Receive 1-day Secured Overnight Financing Rate Annual 4.078 Annual 06/14/28 USD 9,128,000 12,698 12,698
Receive 1-day Secured Overnight Financing Rate Annual 4.244 Annual 07/28/28 USD 8,382,000 (2,630) (2,630)
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 7,000,000 27,178 27,178
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/27/32 USD 7,000,000 279,971 279,971
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 57,328 57,328
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 46,658 46,658
Receive 1-day Secured Overnight Financing Rate Monthly 3.121 Monthly 02/08/28 USD 5,000,000 70,198 71,624
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 5,000,000 112,884 112,884
Receive 1-day Secured Overnight Financing Rate Annual 3.679 Annual 01/08/34 USD 5,000,000 180,106 180,106
Receive 1-day Secured Overnight Financing Rate Monthly 3.562 Monthly 11/03/26 USD 4,000,000 1,865 1,840
Receive 1-day Secured Overnight Financing Rate Annual 3.750 Annual 05/21/30 USD 4,000,000 56,690 56,690
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 4,000,000 106,712 106,712
Receive 1-day Secured Overnight Financing Rate Annual 1.847 Annual 02/17/32 USD 2,000,000 230,711 230,711
Receive 1-day Secured Overnight Financing Rate Annual 4.605 Annual 02/14/46 USD 1,168,750 19,717 19,717
$ 688,522 $ 749,771
At July 31, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.462%
At Termination
Date 03/27/31 USD 1,139,000 $ (13,511) $ (13,511)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.410
At Termination
Date 03/27/36 USD 1,139,000 15,198 15,198
$ 1,687 $ 1,687
At July 31, 2026, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay 1-day BRL-CDI Annual
Goldman Sachs
International 13.680% Annual 01/02/29 BRL 6,072,694 $ (12,092) $ — $ (12,092)
Pay 1-day BRL-CDI Annual
Goldman Sachs
International 14.020% Annual 01/02/29 BRL 3,097,136 (957) — (957)
Pay 1-day BRL-CDI Annual
Morgan Stanley
Bank N.A. 13.900% Annual 01/02/29 BRL 1,918,758 (1,706) — (1,706)
Pay
7-Day China Fixing
Repo Rates Quarterly BNP Paribas 1.436% Quarterly 04/24/30 CNY 41,023,000 159 — 159
$ (14,596) $ — $ (14,596)
At July 31, 2026, the following OTC total return swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 09/11/26 JPY 320,000,000 $ (16,673) $ — $ (16,673)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 09/11/26 JPY 500,000,000 617 — 617

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 09/18/26 JPY 500,000,000 $ (49,300) $ — $ (49,300)
$ (65,356) $ — $ (65,356)
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At July 31, 2026, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Notional Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
EUR vs. USD Spot Exchange
Rate 5.550% BNP Paribas 10/23/26 EUR 5,000 $ 254 $ 254
Pay
USD vs. MXN Spot Exchange
Rate 7.850% Deutsche Bank AG 08/25/26 USD 4,000 (539) (539)
Pay
EUR vs. USD Spot Exchange
Rate 5.375% Goldman Sachs International 10/19/26 EUR 4,000 572 572
Pay
EUR vs. USD Spot Exchange
Rate 5.550% Goldman Sachs International 10/23/26 USD 5,000 218 218
Pay
USD vs. INR Spot Exchange
Rate 5.300% Morgan Stanley Bank N.A. 12/08/26 USD 1,124,000 503 503
Pay
EUR vs. MXN Spot Exchange
Rate 6.750% Morgan Stanley Bank N.A. 10/19/26 EUR 3,000 (1,026) (1,026)
Receive
EUR vs. MXN Spot Exchange
Rate 10.200% Deutsche Bank AG 11/27/26 EUR 2,549,000 4,546 4,546
Receive
EUR vs. HUF Spot Exchange
Rate 8.200% Morgan Stanley Bank N.A. 05/28/27 EUR 4,000 (1,087) (1,087)
$ 3,441 $ 3,441
At July 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Bank N.A.
CDX North American
High Yield, Series 46,
Version 2 106.500% 5.000 % Quarterly 08/19/26 USD 750,000 $ 4,756 $ (1,259)
$ 4,756 $ (1,259)
At July 31, 2026, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call EUR vs. Put GBP Goldman Sachs International 08/06/26 0.925 EUR 31,000 $ 3,357 $ —
Call USD vs. Put EUR Nomura Global Financial Products Inc. 09/21/26 1.125 USD 869,000 7,834 1,226
$ 11,191 $ 1,226
At July 31, 2026, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call EUR vs. Put ZAR Goldman Sachs International 01/08/27 21.500 EUR 28,000 $ 8,402 $ (2,239)
$ 8,402 $ (2,239)

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
At July 31, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Receive
1-day USD-SOFR-OIS
Compound 02/23/28 USD 427,000 $ (15,602) $ (8,871)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 4.020% Receive
1-day USD-SOFR-OIS
Compound 04/29/27 USD 816,000 (21,512) (12,266)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 4.010% Receive
1-day USD-SOFR-OIS
Compound 04/29/27 USD 816,000 (21,522) (12,464)
Call on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.411% Receive 6-month EUR-EURIBOR 05/06/31 EUR 831,600 (42,869) (4,492)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.605% Receive
1-day USD-SOFR-OIS
Compound 02/12/36 USD 1,870,000 (74,800) (6,461)
Call on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.053% Receive
1-day USD-SOFR-OIS
Compound 07/16/27 USD 2,193,000 (8,059) (1,315)
Call on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.023% Receive
1-day USD-SOFR-OIS
Compound 07/15/27 USD 2,193,000 (8,059) (1,589)
Call on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.895% Receive
1-day GBP-SONIA-OIS
Compound 07/03/28 GBP 719,000 (53,655) (15,863)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 4.020% Pay
1-day USD-SOFR-OIS
Compound 04/29/27 USD 816,000 (21,512) 11,190
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 4.010% Pay
1-day USD-SOFR-OIS
Compound 04/29/27 USD 816,000 (21,522) 11,633
Put on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.411% Pay 6-month EUR-EURIBOR 05/06/31 EUR 831,600 (42,869) 4,572
Put on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.053% Pay
1-day USD-SOFR-OIS
Compound 07/16/27 USD 2,193,000 (8,059) 1,985
Put on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.023% Pay
1-day USD-SOFR-OIS
Compound 07/15/27 USD 2,193,000 (8,059) 2,325
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) 94,011
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.895% Pay
1-day GBP-SONIA-OIS
Compound 07/03/28 GBP 719,000 (53,656) 18,173
$ (1,730,569) $ 80,568
At July 31, 2026, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.722% Pay
1-day USD-SOFR-OIS
Compound 05/27/36 USD 244,000 $ 19,923 $ 1,287
Call on 10-Year
Interest Rate Swap Bank of Montreal 4.740% Pay
1-day USD-SOFR-OIS
Compound 07/15/36 USD 453,000 36,410 1,643
Call on 10-Year
Interest Rate Swap Bank of Montreal 4.700% Pay
1-day USD-SOFR-OIS
Compound 05/28/36 USD 453,000 36,625 2,428
Call on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.177% Pay 6-month EUR-EURIBOR 05/08/28 EUR 792,000 26,334 7,653
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.655% Pay
1-day USD-SOFR-OIS
Compound 06/12/36 USD 422,000 34,098 2,726
Call on 1-Year Interest
Rate Swap BNP Paribas 2.500% Pay
1-day USD-SOFR-OIS
Compound 02/22/27 USD 9,350,000 11,687 10,141
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Pay
1-day USD-SOFR-OIS
Compound 02/11/28 USD 2,337,500 10,063 4,813
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day USD-SOFR-OIS
Compound 09/23/27 USD 7,448,000 34,782 25,403
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.436% Pay
1-day USD-SOFR-OIS
Compound 04/10/28 USD 2,040,000 10,251 5,125
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day USD-SOFR-OIS
Compound 12/16/27 USD 3,724,000 17,317 10,261
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day USD-SOFR-OIS
Compound 11/22/27 USD 7,448,000 35,006 23,942
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day USD-SOFR-OIS
Compound 06/30/27 USD 3,724,000 14,244 10,454

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day USD-SOFR-OIS
Compound 10/25/27 USD 7,448,000 $ 34,726 $ 24,852
Call on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 3.697% Pay
1-day USD-SOFR-OIS
Compound 02/05/29 USD 6,515,000 34,530 7,782
Call on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.096% Pay
1-day USD-SOFR-OIS
Compound 01/19/27 USD 2,921,000 7,098 1,438
Call on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.071% Pay
1-day USD-SOFR-OIS
Compound 01/15/27 USD 2,921,000 7,098 1,796
Call on 1-Year Interest
Rate Swap UBS AG 3.444% Pay
1-day USD-SOFR-OIS
Compound 04/19/27 USD 4,080,000 13,158 9,315
Call on 30-Year
Interest Rate Swap BNP Paribas 4.135% Pay
1-day USD-SOFR-OIS
Compound 02/18/31 USD 234,000 26,442 6,661
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 3.000% Pay
1-day USD-SOFR-OIS
Compound 01/07/30 USD 955,000 21,965 4,081
Call on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Pay
1-day USD-SOFR-OIS
Compound 02/18/31 USD 234,000 26,629 6,885
Call on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.022% Pay
1-day GBP-SONIA-OIS
Compound 07/01/31 GBP 575,000 69,057 9,830
Call on 30-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 4.240% Pay
1-day USD-SOFR-OIS
Compound 04/14/31 USD 211,000 24,054 4,507
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.120% Pay
1-day USD-SOFR-OIS
Compound 02/25/31 USD 2,320,000 262,740 68,071
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Pay
1-day USD-SOFR-OIS
Compound 02/25/31 USD 234,000 26,536 6,759
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.000% Pay
1-day USD-SOFR-OIS
Compound 01/07/30 USD 478,000 10,994 2,043
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.722% Receive
1-day USD-SOFR-OIS
Compound 05/27/36 USD 244,000 19,923 (1,358)
Put on 10-Year
Interest Rate Swap Bank of Montreal 4.740% Receive
1-day USD-SOFR-OIS
Compound 07/15/36 USD 453,000 36,410 (2,839)
Put on 10-Year
Interest Rate Swap Bank of Montreal 4.700% Receive
1-day USD-SOFR-OIS
Compound 05/28/36 USD 453,000 36,625 (2,997)
Put on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.177% Receive 6-month EUR-EURIBOR 05/08/28 EUR 792,000 26,334 (5,385)
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.655% Receive
1-day USD-SOFR-OIS
Compound 06/12/36 USD 422,000 34,098 (3,302)
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 5.605% Receive
1-day USD-SOFR-OIS
Compound 02/12/36 USD 1,870,000 95,370 (14,823)
Put on 1-Year Interest
Rate Swap Bank of Montreal 4.500% Receive
1-day USD-SOFR-OIS
Compound 06/16/27 USD 8,444,000 14,017 (6,687)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Receive
1-day USD-SOFR-OIS
Compound 02/11/28 USD 2,337,500 10,063 (11,157)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day USD-SOFR-OIS
Compound 09/23/27 USD 7,448,000 34,782 (46,118)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.436% Receive
1-day USD-SOFR-OIS
Compound 04/10/28 USD 2,040,000 10,251 (8,235)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day USD-SOFR-OIS
Compound 12/16/27 USD 3,724,000 17,317 (18,136)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day USD-SOFR-OIS
Compound 11/22/27 USD 7,448,000 35,006 (45,967)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day USD-SOFR-OIS
Compound 08/30/27 USD 26,812,800 76,416 (123,887)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day USD-SOFR-OIS
Compound 06/30/27 USD 3,724,000 14,244 (23,395)
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day USD-SOFR-OIS
Compound 10/25/27 USD 7,448,000 34,726 (48,439)
Put on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 3.697% Receive
1-day USD-SOFR-OIS
Compound 02/05/29 USD 6,515,000 34,529 (18,545)
Put on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.096% Receive
1-day USD-SOFR-OIS
Compound 01/19/27 USD 2,921,000 7,098 (2,641)
Put on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 4.071% Receive
1-day USD-SOFR-OIS
Compound 01/15/27 USD 2,921,000 7,098 (2,973)

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 1-Year Interest
Rate Swap UBS AG 3.444% Receive
1-day USD-SOFR-OIS
Compound 04/19/27 USD 4,080,000 $ 13,158 $ (21,439)
Put on 1-Year Interest
Rate Swap UBS AG 3.700% Receive
1-day USD-SOFR-OIS
Compound 02/10/27 USD 9,350,000 9,069 (48,863)
Put on 30-Year
Interest Rate Swap BNP Paribas 4.135% Receive
1-day USD-SOFR-OIS
Compound 02/18/31 USD 234,000 26,442 (6,545)
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 5.600% Receive
1-day USD-SOFR-OIS
Compound 02/24/31 USD 570,000 23,826 (7,590)
Put on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Receive
1-day USD-SOFR-OIS
Compound 02/18/31 USD 234,000 26,629 (6,478)
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.022% Receive
1-day GBP-SONIA-OIS
Compound 07/01/31 GBP 575,000 69,057 (12,628)
Put on 30-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 4.240% Receive
1-day USD-SOFR-OIS
Compound 04/14/31 USD 211,000 24,054 (4,380)
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.120% Receive
1-day USD-SOFR-OIS
Compound 02/25/31 USD 2,320,000 262,740 (67,405)
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Receive
1-day USD-SOFR-OIS
Compound 02/25/31 USD 234,000 26,536 (6,593)
$ 1,877,585 $ (308,909)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNH
—
Chinese Renminbi
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EGP
—
Egyptian Pound
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong SAR Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
INR
—
Indian Rupee
Currency Abbreviations:
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,206,636
Gross Unrealized Depreciation (6,932,630)
Net Unrealized Depreciation $ (5,725,994)